Description of the Business and Merger Transaction (Details)	1 Months Ended			3 Months Ended	12 Months Ended
	May 31, 2021 USD ($)	Sep. 21, 2018	Aug. 28, 2018 USD ($) $ / shares shares	Mar. 31, 2020	Dec. 31, 2020 USD ($) $ / shares shares
Description of the Business and Merger Transaction (Details) [Line Items]
Number of primary revenue sources				4
Deferred underwriting fee payable					$ 6,771,556
Public share price (in Dollars per share) | $ / shares					$ 10.00
Enterprise value					$ 140,000,000
Sponsor equity adjustment					9,324,323
Net working capital					$ 10,000,000
Merging consideration, description					The cash portion of the Merger Consideration (“Cash Consideration”) will be equal to (A) the amount of any proceeds of the PIPE Investment (described below under “Private Placement”); plus (B) an amount equal to one-half (1/2) of the difference between the (i) cash and cash equivalents of the Company, including any funds in the Trust Account after giving effect to the completion of the redemption of shares of the Company’s public stockholders (“Redemption”), less (ii) a cash reserve to be used for the benefit of the Surviving Corporation in the Merger, in the amount of $10,000,000 (such difference between clause (i) and (ii) which resulting amount if otherwise negative shall be equal to zero, being the “Remaining Trust Account Amount”); minus (C) the Company’s transaction expenses and other liabilities of the Company due and owing at the Closing; plus (D) the cash and cash equivalents of BankMobile; minus (E) BankMobile’s unpaid transaction expenses; minus (F) a cash reserve in the amount of $5,000,000.
Per share price (in Dollars per share) | $ / shares					$ 10.38
Chardan Capital Markets, LLC [Member]
Description of the Business and Merger Transaction (Details) [Line Items]
Sale of warrants (in Shares) | shares					750,000
Sponsor [Member]
Description of the Business and Merger Transaction (Details) [Line Items]
Sale of warrants (in Shares) | shares					5,810,000
Initial Public Offering [Member]
Description of the Business and Merger Transaction (Details) [Line Items]
Sale of initial public offering units (in Shares) | shares			15,000,000
share price (in Dollars per share) | $ / shares			$ 10.00
Gross proceeds			$ 150,000,000
Offering costs for the initial public offering					$ 10,521,211
Underwriting fees					3,192,889
Deferred underwriting fee payable					6,771,556
Other costs					$ 556,766
Net proceeds from sale of units			$ 151,500,000
Public share price (in Dollars per share) | $ / shares			$ 10.10
Private Placement [Member] | Chardan Capital Markets, LLC [Member]
Description of the Business and Merger Transaction (Details) [Line Items]
Sale of warrants (in Shares) | shares					6,560,000
Private placement warrant price per share (in Dollars per share) | $ / shares					$ 1.00
Private Placement Warrants [Member] | Chardan Capital Markets, LLC [Member]
Description of the Business and Merger Transaction (Details) [Line Items]
Gross proceeds					$ 6,560,000
Over-Allotment Option [Member]
Description of the Business and Merger Transaction (Details) [Line Items]
Sale of stock, description		the Company consummated the closing of the sale of 1,928,889 additional Units upon receiving notice of the underwriter’s election to partially exercise its overallotment option (“Overallotment Units”), generating additional gross proceeds of $19,288,890 and incurring additional offering costs of $964,445 in underwriting fees which were partially deferred until the completion of the Company’s initial Business Combination. Simultaneously with the exercise of the overallotment, the Company consummated the Private Placement of an additional 385,778 Private Placement Warrants to the Sponsor, generating gross proceeds of $385,778.
Forecast [Member]
Description of the Business and Merger Transaction (Details) [Line Items]
Payment for 90 day merger true-up	$ 3,700,000